Intangible assets, net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net	Intangible assets, net
    The following table summarizes the carrying amount of the Company's intangible assets, net of accumulated amortization (in thousands):

	December 31,
	2022	2021
Software licenses	$258	$288
Less: accumulated amortization	(258)	(223)
Total intangibles assets, net	$—	$65

Software licenses have an estimated useful life of 3 years. Amortization expense for the years ended December 31, 2022, 2021 and 2020 was $65,000, $90,000 and $91,000, respectively.